United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	400 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	October 16, 2012

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	206835 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DuPont PFD $3.50 SER A         PFD              263534208      320     3500 SH       Sole                     1200              2300
Genl Elec Capital Corp. PFD 6% PFD              369622451      204     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     1486    16075 SH       Sole                     3375             12700
ABB AB Spons ADR               COM              000375204     3964   212000 SH       Sole                    48200            163800
AT & T Corp.                   COM              00206R102      846    22442 SH       Sole                     1272             21170
Abbott Laboratories            COM              002824100     4947    72150 SH       Sole                     5200             66950
Anadarko Petroleum             COM              032511107     4840    69225 SH       Sole                     5000             64225
Analog Devices                 COM              032654105     3093    78950 SH       Sole                     3200             75750
Automatic Data Proc            COM              053015103      252     4300 SH       Sole                                       4300
AvalonBay Communities          COM              053484101      595     4374 SH       Sole                     1823              2551
Barrick Gold Corp              COM              067901108     7562   181084 SH       Sole                    20750            160334
Berkshire Hathaway CL B        COM              084670207      214     2426 SH       Sole                     2100               326
CVS/Caremark Corp.             COM              126650100     8204   169444 SH       Sole                    25100            144344
Caterpillar                    COM              149123101      232     2700 SH       Sole                                       2700
Chevron Corp.                  COM              166764100      794     6815 SH       Sole                                       6815
Cintas Corp                    COM              172908105      258     6225 SH       Sole                                       6225
Cisco Systems                  COM              17275R102     3845   201375 SH       Sole                    37700            163675
Coca-Cola Co.                  COM              191216100      228     6020 SH       Sole                                       6020
Colgate Palmolive              COM              194162103      957     8928 SH       Sole                     2100              6828
Conocophillips                 COM              20825C104     3683    64412 SH       Sole                    11000             53412
Corning                        COM              219350105     4303   327200 SH       Sole                    55950            271250
Costco Wholesale Corp.         COM              22160k105     1479    14767 SH       Sole                     2200             12567
Devon Energy                   COM              25179M103     6015    99416 SH       Sole                    12600             86816
Diebold Inc.                   COM              253651103     3795   112575 SH       Sole                     3000            109575
Dow Chemical                   COM              260543103     2933   101300 SH       Sole                    19200             82100
DuPont                         COM              263534109     5143   102314 SH       Sole                    15000             87314
Duke Energy Corp.              COM              26441C204     3715    57346 SH       Sole                      633             56713
EMC Corp.                      COM              268648102     1486    54500 SH       Sole                    26100             28400
EOG Resources, Inc.            COM              26875P101     1154    10300 SH       Sole                     3500              6800
Express Scripts                COM              30219G108      232     3702 SH       Sole                      780              2922
Exxon Mobil                    COM              30231G102     1129    12350 SH       Sole                     2375              9975
Fedex Corp.                    COM              31428X106      267     3150 SH       Sole                      500              2650
General Electric               COM              369604103     6744   296981 SH       Sole                    69042            227939
General Mills                  COM              370334104      646    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     5557   120175 SH       Sole                    17000            103175
Halliburton Co.                COM              406216101     2859    84875 SH       Sole                    18400             66475
Hewlett-Packard                COM              428236103      171    10050 SH       Sole                     2400              7650
Home Depot Inc.                COM              437076102      833    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     6073   101643 SH       Sole                    18100             83543
ISC8 Inc.                      COM              450098108        9    79311 SH       Sole                                      79311
Int'l Bus Machines             COM              459200101     1305     6290 SH       Sole                     1280              5010
Intel                          COM              458140100     4271   188520 SH       Sole                    42045            146475
International Paper            COM              460146103     5061   139350 SH       Sole                    23900            115450
JP Morgan Chase & Co.          COM              46625H100      330     8158 SH       Sole                     4458              3700
Johnson & Johnson              COM              478160104     7057   102403 SH       Sole                    20100             82303
Kimberly-Clark                 COM              494368103      907    10575 SH       Sole                     2000              8575
Lilly, Eli                     COM              532457108     2664    56200 SH       Sole                    12200             44000
Lufkin Industries Inc.         COM              549764108      406     7550 SH       Sole                     4000              3550
Marathon Oil Corp.             COM              565849106     5222   176600 SH       Sole                    17500            159100
Merck & Co.                    COM              58933Y105     6227   138078 SH       Sole                    26900            111178
Microsoft                      COM              594918104     4517   151771 SH       Sole                    29950            121821
National Fuel Gas              COM              636180101      759    14050 SH       Sole                     5500              8550
Nestle S A ADR                 COM              641069406     3567    56437 SH       Sole                    14475             41962
Newmont Mining Corp.           COM              651639106     5264    93975 SH       Sole                    15000             78975
Novartis AG ADR                COM              66987V109     6138   100190 SH       Sole                    16850             83340
Paccar Inc.                    COM              693718108     4277   106874 SH       Sole                    21700             85174
Paychex Inc                    COM              704326107     1289    38711 SH       Sole                     6037             32674
Pfizer Inc.                    COM              717081103     5590   224940 SH       Sole                    48500            176440
Philips Elec ADR               COM              500472303     2097    89436 SH       Sole                    20400             69036
Plum Creek Timber              COM              729251108      482    11000 SH       Sole                     2400              8600
Procter & Gamble               COM              742718109     6757    97415 SH       Sole                    15400             82015
QEP Resources                  COM              74733V100      532    16800 SH       Sole                     7000              9800
Questar Corp.                  COM              748356102      392    19300 SH       Sole                     7000             12300
Royal Dutch Shell PLC ADR A    COM              780259206      221     3180 SH       Sole                                       3180
Schlumberger, Ltd.             COM              806857108     5014    69328 SH       Sole                    12950             56378
Southern Co.                   COM              842587107      583    12650 SH       Sole                     2250             10400
Stryker                        COM              863667101      387     6950 SH       Sole                                       6950
Sysco                          COM              871829107      239     7633 SH       Sole                                       7633
Talisman Energy Inc.           COM              87425E103     4001   300400 SH       Sole                    58200            242200
Unilever PLC ADR               COM              904767704     7462   204316 SH       Sole                    30680            173636
Union Pacific Corp.            COM              907818108      396     3332 SH       Sole                                       3332
United Technologies            COM              913017109     3284    41951 SH       Sole                    10000             31951
Walgreen Co.                   COM              931422109      220     6050 SH       Sole                     2000              4050
Weyerhaeuser Co.               COM              962166104     6587   252000 SH       Sole                    41800            210200
Exxon Mobil                    COM              30231G102      320     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101     1305     6293 SH       Sole                     6293
LA Cent Oil&Gas Co.            COM              546234204      632      225 SH       Sole                      225